Related Party Transactions - Schedule of Future Principal Repayments (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020
Related Party Transaction [Line Items]
Long-term debt, maturity, year one	$ 0
Long-term debt, maturity, year two	0
Long-term debt, maturity, year three	0
Long-term debt, maturity, year four	0
Total	$ 25,000	$ 43,000
Related Party [Member]
Related Party Transaction [Line Items]
Long-term debt, maturity, year one		25,000
Long-term debt, maturity, year two		5,000
Long-term debt, maturity, year three		3,000
Long-term debt, maturity, year four		0
Long-term debt, maturity, year five		9,700
Total		$ 42,700